Tigress [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tigress [Member] | BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND | Tigress Shares
Prospectus [Line Items]
Annual Return [Percent]	4.16%	5.14%	4.96%